Note 3 - Inventory (Details) - Inventory (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Abstract]
Work in process	$ 1,025,530	$ 673,860	$ 494,290
Software license inventory	385,000	385,000	344,500
Finished goods	845,309	418,301	60,912
Inventory included in current assets	2,255,839	1,477,161	899,702
Software license inventory	892,500	927,500	1,137,500
	$ 3,148,339	$ 2,404,661	$ 2,037,202